Subsequent Events - Additional Information (Detail)					3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($) shares	Jun. 08, 2021 USD ($) Distributors shares	Jun. 04, 2021 USD ($) shares	May 04, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests						50.00%	50.00%
Total Consideration expected to be paid to acquire						$ 460,000,000
Agreement, description						Pursuant to the Merger Agreement, the aggregate merger consideration payable to the stockholders of HydraFacial will be paid in a combination of stock and cash equal to $975,000,000, subject to adjustments, (the “Merger Consideration”). The cash consideration will be an amount equal to the Company’s cash and cash equivalents as of the Closing (including proceeds in connection with the Private Placement and the funds in the Company’s Trust Account), minus HydraFacial’s outstanding indebtedness at the closing, minus transaction expenses of HydraFacial and the Company, minus $100,000,000. However, cash consideration, together with certain contractual fee payments, will be subject to a maximum of 60% of the aggregate Merger Consideration. The remainder of the Merger Consideration will be paid in a number of shares of newly issued Class A common stock of the Company (“Company Common Stock”) valued at $10.00 per share.
Cash and cash equivalents acquired						$ 14,000,000
LCP Edge Intermediate, Inc. [Member]
Subsequent Event [Line Items]
Common stock par value (in Dollars per share) | $ / shares					$ 0.01	$ 0.01	$ 0.01	$ 0.01
Hydra Facial [Member] | LCP Edge Intermediate, Inc. [Member]
Subsequent Event [Line Items]
Total Consideration expected to be paid to acquire							$ 36,600,000
Class A Common Stock
Subsequent Event [Line Items]
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | Hydra Facial [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests				100.00%
Business acquisition, description				(a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).	(a) the merger of Merger Sub I with and into HydraFacial, with HydraFacial continuing as the surviving corporation (the “First Merger”), and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of HydraFacial with and into Merger Sub II, with Merger Sub II continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).
Number of Distributors Acquired | Distributors		4
Total Consideration expected to be paid to acquire		$ 28,000,000
Aggregate merger consideration				$ 975,000,000
Agreement, description				Pursuant to the terms of the Merger Agreement and customary adjustments set forth therein, the aggregate merger consideration paid to the HydraFacial Stockholders in connection with the Business Combination was approximately $975,000,000 less HydraFacial’s net indebtedness as of the Closing Date, and subject to further adjustments for transaction expenses, and net working capital relative to a target. The merger consideration included both cash consideration and consideration in the form of newly issued Class A Stock.
Aggregate cash consideration paid				$ 368,000,000
Cash and cash equivalents acquired				350,000,000
Cash held in trust account				433,000,000
Repayment of debt				224,000,000
Transaction expenses				94,000,000
Other expenses amount				$ 100,000,000
Subsequent Event [Member] | Hydra Facial [Member] | LCP Edge Intermediate, Inc. [Member]
Subsequent Event [Line Items]
Equity method investment, Ownership percentage				100.00%
Aggregate merger consideration				$ 975,000,000
Agreement, description				Pursuant to the terms of the Merger Agreement, the aggregate merger consideration paid to the HydraFacial stockholders in connection with the Business Combination was approximately $975.0 million less HydraFacial's net indebtedness as of the Closing Date, transaction expenses, and net working capital relative to a target. In connection with the transaction, all of HydraFacial's existing debt under its credit facilities were repaid and the note receivable from its stockholder was settled.
Aggregate cash consideration paid				$ 368,000,000
Cash and cash equivalents acquired				350,000,000
Cash held in trust account				433,000,000
Repayment of debt				224,000,000
Transaction expenses				94,000,000
Other expenses amount				$ 100,000,000
Subsequent Event [Member] | Hydra Facial [Member] | One distributor acquisition | LCP Edge Intermediate, Inc. [Member]
Subsequent Event [Line Items]
Total Consideration expected to be paid to acquire			$ 5,700,000
Subsequent Event [Member] | Hydra Facial [Member] | Three Remaining Distributors Acquisition | LCP Edge Intermediate, Inc. [Member]
Subsequent Event [Line Items]
Cash consideration expected to be paid to aquire	$ 23,400,000
Subsequent Event [Member] | HydraFacial And Subsidiaries [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests				100.00%
Subsequent Event [Member] | Class A Common Stock | Hydra Facial [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Share Issued | shares		590,099
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				35,501,743
Subsequent Event [Member] | Class A Common Stock | Hydra Facial [Member] | Maximum [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		7,500,000
Subsequent Event [Member] | Class A Common Stock | Hydra Facial [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new shares | shares				35,000,000
Subsequent Event [Member] | Class A Common Stock | Hydra Facial [Member] | LCP Edge Intermediate, Inc. [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				35,501,743
Business combination earn-out consideration shares | shares				7,500,000
Subsequent Event [Member] | Class A Common Stock | Hydra Facial [Member] | LCP Edge Intermediate, Inc. [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new shares | shares				35,000,000
Subsequent Event [Member] | Class A Common Stock | Hydra Facial [Member] | One distributor acquisition | LCP Edge Intermediate, Inc. [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Share Issued | shares			110,726
Subsequent Event [Member] | Class A Common Stock | Hydra Facial [Member] | Three Remaining Distributors Acquisition | LCP Edge Intermediate, Inc. [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Share Issued | shares	479,373
Subsequent Event [Member] | Class A Common Stock | HydraFacial And Subsidiaries [Member]
Subsequent Event [Line Items]
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001